Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Billions	12 Months Ended
Mar. 31, 2018 JPY (¥)
Primary Impact of Initial Application of IFRS15 [member]
Disclosure of summary of significant accounting policies [line items]
Increase (decrease) in equity	¥ 15
Primary Impact of Initial Application of IFRS9 [member]
Disclosure of summary of significant accounting policies [line items]
Increase (decrease) in equity	¥ (150)
Software [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5 to 10 years
Contractual customer relationships [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	10 to 20 years
Trademarks [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	10 to 20 years
Buildings [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	7-50 years
Leased assets [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	5-20 years
Assets for rent [member]
Disclosure of summary of significant accounting policies [line items]
Estimated useful lives	2-40 years